DAMAGED GOODS INCIDENT RECOVERY	9 Months Ended
Dec. 31, 2023
Insurance [Abstract]
DAMAGED GOODS INCIDENT RECOVERY

NOTE 20 – DAMAGED GOODS INCIDENT RECOVERY

For the fiscal years ended March 31, 2023 and 2022 we recognized a gain of approximately $48,000 and $339,000 as other income on the accompanying consolidated statements of operations due to settlement of accounts payable by a manufacturer’s representative of a factory that caused a damaged goods incident in Fiscal 2020.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022